Schedule of Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 741,727	$ 147,134
Disposals		(64,588)
Net Book Value	720,550	741,727	$ 147,134
Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	10,282	17,385
Net Book Value	134,018	10,282	17,385
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	59,367	23,341
Net Book Value	64,227	59,367	23,341
Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	287,915	180
Net Book Value	259,710	287,915	180
Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	347,520	98,988
Net Book Value	214,165	347,520	98,988
Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36,643	7,240
Net Book Value	48,430	36,643	7,240
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,073,849	343,745	293,101
Additions	296,378	696,928	180,739
Depreciation
Disposals	(144,713)	(64,588)	(65,016)
Currency translation adjustment	(458,580)	(78,479)	(65,079)
Impact of hyperinflation	432,961	176,243
Net Book Value	1,199,895	1,073,849	343,745
Gross carrying amount [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	50,449	53,143	68,647
Additions	236,202
Depreciation
Disposals	(47,685)
Currency translation adjustment	(105,792)	(5,293)	(15,504)
Impact of hyperinflation	69,616	2,599
Net Book Value	202,790	50,449	53,143
Gross carrying amount [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	186,362	138,450	171,009
Additions	14,498	42,699
Depreciation
Disposals
Currency translation adjustment	(60,555)	(2,890)	(32,559)
Impact of hyperinflation	68,608	8,103
Net Book Value	208,913	186,362	138,450
Gross carrying amount [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	333,337	2,102	3,447
Additions	11,076	289,640
Depreciation
Disposals
Currency translation adjustment	(126,062)	(31,002)	(1,345)
Impact of hyperinflation	140,538	72,597
Net Book Value	358,889	333,337	2,102
Gross carrying amount [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	458,784	140,365	41,389
Additions	15,644	332,528	180,067
Depreciation
Disposals	(97,028)	(64,588)	(65,016)
Currency translation adjustment	(151,880)	(37,147)	(16,075)
Impact of hyperinflation	136,661	87,626
Net Book Value	362,181	458,784	140,365
Gross carrying amount [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	44,917	9,685	8,609
Additions	18,958	32,061	672
Depreciation
Disposals
Currency translation adjustment	(14,291)	(2,147)	404
Impact of hyperinflation	17,538	5,318
Net Book Value	67,122	44,917	9,685
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	332,122	196,611	164,844
Depreciation	175,764	145,035	31,767
Disposals	(40,599)
Currency translation adjustment	(121,344)
Impact of hyperinflation	133,402	(9,524)
Net Book Value	479,345	332,122	196,611
Accumulated depreciation [member] | Right-of-use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	40,167	35,758	28,838
Depreciation	37,457	4,549	6,920
Disposals	(10,332)
Currency translation adjustment	(14,892)
Impact of hyperinflation	16,372	(140)
Net Book Value	68,772	40,167	35,758
Accumulated depreciation [member] | Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	126,995	115,109	102,754
Depreciation	13,135	12,324	12,355
Disposals
Currency translation adjustment	(45,848)
Impact of hyperinflation	50,404	(438)
Net Book Value	144,686	126,995	115,109
Accumulated depreciation [member] | Other property, plant and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	45,422	1,922	1,632
Depreciation	52,084	47,423	290
Disposals
Currency translation adjustment	(16,840)
Impact of hyperinflation	18,513	(3,923)
Net Book Value	99,179	45,422	1,922
Accumulated depreciation [member] | Motor vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	111,264	41,377	30,413
Depreciation	62,920	74,622	10,964
Disposals	(30,267)
Currency translation adjustment	(41,251)
Impact of hyperinflation	45,350	(4,735)
Net Book Value	148,016	111,264	41,377
Accumulated depreciation [member] | Fixtures and fittings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	8,274	2,445	1,207
Depreciation	10,168	6,117	1,238
Disposals
Currency translation adjustment	(2,513)
Impact of hyperinflation	2,763	(288)
Net Book Value	$ 18,692	$ 8,274	$ 2,445